Pay vs Performance Disclosure - USD ($)	12 Months Ended		24 Months Ended	36 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Feb. 01, 2023	Jan. 31, 2023
Pay vs Performance Disclosure [Table]
Company Selected Measure Name			GAAP Revenue (6)(7)
Named Executive Officers, Footnote [Text Block]	Our Non-PEO NEOs, for each year presented above were:

Fiscal Year	Non-PEO NEOs
2023	Ashley Johnson and Robbie Schingler, Jr.
2022	Ashley Johnson and Kevin Weil

Peer Group Issuers, Footnote [Text Block]	The peer group used in this disclosure is the Nasdaq Computer Index, which is the same peer group used in the stock performance graph required by Item 201(e) of Regulation S-K and included in Part II, Item 5 of our Annual Report on Form 10-K.
PEO Total Compensation Amount	$ 610,285	$ 10,863,643
PEO Actually Paid Compensation Amount	(70,497)	6,866,622
Non-PEO NEO Average Total Compensation Amount	1,024,613	12,275,147
Non-PEO NEO Average Compensation Actually Paid Amount	582,656	8,330,956
Equity Valuation Assumption Difference, Footnote [Text Block]	The following table summarizes the adjustments made to each of the PEO's total compensation and Non-PEOs' average total compensation, in each case, reported in the Summary Compensation Table, as required by SEC rules, to calculate "Compensation Actually Paid" amounts included in the table above. The fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for RSU awards, the closing price per share as of the applicable date; (ii) for stock options, using the Black-Scholes option pricing model as of the applicable date; and (iii) for earn-out awards, using a model based on multiple stock price paths developed through the use of a Monte Carlo simulation that incorporates into the valuation the possibility that the market condition targets may not be satisfied as of the applicable date. For further details, please see Note 15 to our consolidated financial statements included in our Annual Report on Form 10-K for the year ended January 31, 2023. The valuation methods used to calculate fair values did not materially differ from those disclosed as of the grant date of the equity awards. The fair value of the employee stock options granted during the fiscal years ended January 31, 2023, January 31, 2022 and January 31, 2021 was estimated using the following assumptions:

	Year Ended January 31,
	2023	2022	2021
Weighted-average expected term (years)	3.6 - 5.1	3.6 -6.1	4.7 - 5.4
Expected volatility	61.40% - 75.49%	55.90% - 63.92%	54.51% - 56.24%
Risk-free interest rate	1.56% - 4.455%	0.33% - 1.685%	0.62%
Dividend yield	0.00%	0.00%	0.00%

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Amount	45.79	56.43
Peer Group Total Shareholder Return Amount	73.74	93.59
Net Income (Loss)	$ (161,966)	$ (137,124)
Company Selected Measure Amount	191,256	131,209
PEO Name	William Marshall	William Marshall
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			GAAP Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Non-GAAP Adjusted EBITDA
PEO [Member] | Adj Type 1 Aggregate value for stock awards and option awards included in Summary Compensation Table Total Compensation for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (10,379,018)
PEO [Member] | Adj Type 2 Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	5,751,773
PEO [Member] | Adj Type 3 Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(815,992)	0
PEO [Member] | Adj Type 4 Vesting date fair value of awards granted and vested during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	630,224
PEO [Member] | Adj Type 5 Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting occured in covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	135,210	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(487,409)
Non-PEO NEO [Member] | Adj Type 1 Aggregate value for stock awards and option awards included in Summary Compensation Table Total Compensation for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(494,188)	(11,960,050)
Non-PEO NEO [Member] | Adj Type 2 Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	419,698	6,417,961
Non-PEO NEO [Member] | Adj Type 3 Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		655,031
Non-PEO NEO [Member] | Adj Type 4 Vesting date fair value of awards granted and vested during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	73,520	183,824
Non-PEO NEO [Member] | Adj Type 5 Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting occured in covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 46,422	$ 759,043